TAXES (Details 1) - CAD CAD in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Taxes [Abstract]
Earnings (loss) before income taxes		CAD (124,482)	CAD 223,228
Canadian corporate tax rate		27.00%	27.00%
Expected tax expense (recovery)		CAD 33,610	CAD (60,272)
Petroleum resource rent tax rate (PRRT) differential	[1]	3,531	1,064
Foreign tax rate differentials	[1],[2]	7,146	(16,675)
Equity based compensation expense		10,343	14,987
Amended returns and changes to estimated tax pools and tax positions		(17,246)	6,451
Statutory rate changes and the estimated reversal rates associated with temporary differences	[3]	(16,449)	(53,150)
De-recognition of deferred tax assets		44,608	46,253
Adjustment for uncertain tax positions		2,191	3,675
Other non-deductible items		(5,510)	(5,510)
Provision for income taxes		CAD 62,224	CAD (63,177)

[1]	In Australia, current taxes include both corporate income tax rates and PRRT. Corporate income tax rates were applied at a rate of 30% and PRRT was applied at a rate of 40%.
[2]	The applicable tax rates for 2017 were: 34.4% in France, 50.0% in the Netherlands, 26.3% in Germany, 25% in Ireland, and 35% in the United States.
[3]	On December 22, 2017, the Tax Cuts and Jobs Act was signed into law in the United States reducing the U.S. federal corporate income tax rate from 35% to 21%. On December 21, 2017, the French Parliament approved the Finance Bill for 2018. The Finance Bill for 2018 provides for a progressive decrease of the French standard corporate income tax rate from 34.43% to 25.825% by 2022.